Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Worthless stock deduction			$ 9,631
Charitable contributions		$ 469	1,764
loss carryforwards for federal income tax purposes	$ 51,158	70,534
Unrecognized tax benefits	157	157	$ 442	$ 253
Amount of unrecognized tax benefits which would have an impact on the effective tax rate	102	102
Interest and penalties recorded	37	23
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	128,066	128,460
Valuation allowance for net operating loss carryforwards	767
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	12,165	11,507
Valuation allowance for net operating loss carryforwards	$ 3,795	$ 3,586